STOCK BASED COMPENSATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation expense		$ 80,000	$ 478,577	$ 1,137,588	$ 1,124,488	$ 150,700
Employee Stock [Member]
Stock-based compensation expense			476,000	303,200	290,100	143,900
NonEmployee Stock [Member]
Stock-based compensation expense		$ 80,000	$ 2,577	$ 834,388	$ 834,388	$ 6,800